CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Sales	$ 8,008	$ 864	$ 63,639	$ 40,718	$ 14,702
Revenue	24,635	9,225
Cost of Goods Sold	(6,099)	(888)	(29,750)	(45,615)	(29,883)
Gross profit	18,536	8,337	33,889	(4,897)	(15,181)
Expenses
Accounting and audit	17,691	6,099	74,087	95,921	52,823
Depreciation and amortization	375	372	1,488	619	0
Insurance	4,645	5,180	19,652	17,237	10,095
Advertising and promotions	188,999	11,928	209,034	185,459	276,560
Bank charges and exchange loss	5,691	75	(6,415)	15,382	850
Consulting	142,166	296,267	1,130,916	657,813	1,091,706
Interest expense	0	1,355	6,015	2,250	31,544
Investor relations	188	23,717	91,681	61,574	18,000
Legal and professional	59,903	9,996	136,210	37,939	45,928
Office and miscellaneous	35,820	23,376	118,863	97,077	166,692
Research and development	110,392	7,261	54,185	9,024	146,466
Taxes			(2,374)	3,983	3,578
Travel	27,833	19,840	61,401	44,034	101,183
MMJ expense				0	22,664
Inventory write-off	3,546	3,424	68,611	44,040	0
Total Operating Expeses	597,249	408,890	1,963,354	1,272,352	1,968,089
Loss for the year before other income	(578,713)	(400,553)	(1,929,465)	(1,277,249)	(1,983,270)
Income from discontinued operations				0	48,918
Net loss and comprehensive loss for the period	(578,713)	(400,553)	(1,929,465)	(1,277,249)	(1,934,352)
Net loss and comprehensive loss attributable to:
Common shareholders	(578,713)	(395,445)	(1,869,277)	(1,214,773)	(1,770,500)
Non-controlling interest	$ 0	$ (5,108)	$ (60,188)	$ (62,476)	$ (163,852)
Basic and diluted loss per share	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.04)
Basic and diluted earnings per share from discontinued operations				$ 0.00	$ 0.00
Weighted average number of common shares outstanding
- Basic and diluted	68,635,596	51,690,855	58,765,806	43,840,378	39,700,841